Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 353.8	SFr 282.9
Due within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	14.8	6.6
Due 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	138.1	92.1
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 200.9	SFr 184.2